Company Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2016 and 2015 is as follows:

	Estimated Useful lives	2016	2015
		(Amounts in thousands)
Land		$820	$820
Building and improvements	12 years	5,352	4,973
Furniture and equipment	9.6 years	2,854	2,357
Total premises and equipment		9,026	8,150
Less: accumulated depreciation and amortization		(3,829)	(3,559)
Premises and equipment, net		$5,197	$4,591

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2016, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2017	293
2018	303
2019	303
2020	303
2021	268
Total minimum lease payments	$1,470